Discontinued operations	12 Months Ended
Dec. 31, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Discontinued Operations	Discontinued operations No operations were discontinued in 2019, 2018 or 2017.